Payroll and Social Charges	12 Months Ended
Dec. 31, 2024
Payroll and Social Charges [Abstract]
Payroll and social charges

17 Payroll and social charges

Payroll and social charges are comprised of the following:

	December 31, 2024	December 31, 2023

Social charges in installments	356,545	489,520
Bonus and vacation along with related social charges	804,551	736,138
Salaries and related social charges	561,990	503,400
Others	65,383	58,626
	1,788,469	1,787,684
Breakdown:
Current liabilities	1,435,751	1,297,181
Non-current liabilities	352,718	490,503
	1,788,469	1,787,684

Labor taxes payable in installments: In December 2022, the Supreme Federal Court (STF), in a favorable decision regarding Direct Action of Unconstitutionality (ADI No. 4,395), declared the subrogation of the collection of social security contributions related to the Rural Worker Assistance Fund (FUNRURAL) from slaughterhouses, consumer companies, consignees, or production-acquiring cooperatives unconstitutional. As of December 31, 2024, the Group have recorded a provision of US$240,447 (US$353,000 as of December 31, 2023) under the heading “Social Charges Installments” related to FUNRURAL installments. Since 2018 to date, the Group and its subsidiaries settled the FUNRURAL payments installment in the total amount of US$251,349 in cash or through compensation of federal taxes recoverable.

The Group is still waiting for the final approval by STF regarding this matter, which will include among others, the definition of the period for which the decision will take effect.